Restructuring, Impairment and Integration Charges Restructuring, Impairment, Integration Charges (Summary of 2014 Productivity Plan Charges) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Restructuring Cost and Reserve [Line Items]
Cash payments		$ (266)	$ (133)	$ (343)
Restructuring Reserve			30
2014 Productivity Plan
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		357	53
Cash payments		(165)
Non-cash charges		(110)	(22)
Restructuring Reserve		113	31
Restructuring and impairment provisions, after tax		$ 262	$ 39
Restructuring and impairment provisions, after-tax impact per share		$ 0.17	$ 0.02
2014 Productivity Plan | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		$ 148	$ 52
Cash payments		(56)
Non-cash charges		(33)	(22)
Restructuring Reserve		89
2014 Productivity Plan | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		73	0
Cash payments		0
Non-cash charges		(73)
Restructuring Reserve		0	0
2014 Productivity Plan | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		136	1
Cash payments		(109)
Non-cash charges		(4)	0
Restructuring Reserve		24	1
2014 Productivity Plan | FLNA
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		46	11
2014 Productivity Plan | FLNA | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		25	11
2014 Productivity Plan | FLNA | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		10
2014 Productivity Plan | FLNA | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		11	0
2014 Productivity Plan | QFNA
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		14	3
2014 Productivity Plan | QFNA | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		12	3
2014 Productivity Plan | QFNA | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		0
2014 Productivity Plan | QFNA | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		2	0
2014 Productivity Plan | NAB
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		172	9
2014 Productivity Plan | NAB | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		60	9
2014 Productivity Plan | NAB | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		56
2014 Productivity Plan | NAB | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		56	0
2014 Productivity Plan | Latin America
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		28	6
2014 Productivity Plan | Latin America | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		15	6
2014 Productivity Plan | Latin America | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		3
2014 Productivity Plan | Latin America | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		10	0
2014 Productivity Plan | ESSA
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		42	10
2014 Productivity Plan | ESSA | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		24	10
2014 Productivity Plan | ESSA | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		4
2014 Productivity Plan | ESSA | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		14	0
2014 Productivity Plan | AMENA
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		22	1
2014 Productivity Plan | AMENA | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		14	1
2014 Productivity Plan | AMENA | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		0
2014 Productivity Plan | AMENA | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		8	0
2014 Productivity Plan | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	[1]	33	13
2014 Productivity Plan | Corporate | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	[1]	(2)	12
2014 Productivity Plan | Corporate | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	[1]	0
2014 Productivity Plan | Corporate | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	[1]	$ 35	$ 1

[1]	Income amount represents adjustments of previously recorded amounts.